INTANGIBLE ASSETS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
Legal life of patents			20 years
Amortization expense	$ 3,715	$ 2,812	$ 7,431	$ 5,624	$ 12,151	$ 8,683
Expense for abandoned patents	$ 0	$ 0	$ 0	$ 0	$ 13,675